16. Short-term borrowings and long-term borrowings (Details - Maturities) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020	$ 217
2021	238
2022	266
2023	290
2024	346
Thereafter	4,899
Total long-term borrowings	$ 6,256	$ 6,853